Form N-1A Cover	Dec. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	JNL INVESTORS SERIES TRUST
Entity Central Index Key	0001121257
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2025
Prospectus Date	Apr. 28, 2025